RIGHT-OF-USE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2025	2024
Leased properties under operating lease, cost	$209,858	-
Less: accumulated amortization	(14,913)	-
Right-of-use assets, net	$194,945	-

Rights-of-use assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
Leased properties under operating lease	$-	293,991
Less: accumulated amortization	-	(174,935)
Right-of-use assets	$-	119,056

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table presents maturity of lease liabilities as of June 30, 2025:

2025	$38,141
2026	76,281
2027	79,110
2028	11,883
Total Lease Payments	$205,415
Less: imputed interest	$(9,604)
Present value of lease liabilities	$195,811
Lease liabilities - Current	$70,552
Lease liabilities – Non current	125,259

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending	Amortization expense
2025	36,349
2026	72,697
2027	72,697
2028	10,809
Total	$192,552